Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 136,566	$ 11,976,149	$ 0
Nigeria
Revenue	0	11,976,149	0
Other
Revenue	$ 136,566	$ 0	$ 0